Organization	12 Months Ended
Dec. 31, 2015
Organization
Organization

1. Organization

              Senseonics, Incorporated ("Senseonics"), subsequent to the Acquisition described as a wholly-owned subsidiary of Senseonics Holdings, Inc. ("Senseonics Holdings" or the "Company"), a Delaware corporation, is a medical technology company focused on the design, development and commercialization of glucose monitoring systems to improve the lives of people with diabetes by enhancing their ability to manage their disease with relative ease and accuracy. Senseonics was originally incorporated on October 30, 1996 and commenced operations on January 15, 1997.

              ASN Technologies, Inc. ("ASN") was incorporated in Nevada on June 26, 2014. On December 4, 2015, ASN reincorporated in Delaware and changed its name to Senseonics Holdings, Inc.

              On December 7, 2015, the Company acquired 100% of the outstanding capital stock of Senseonics (the "Acquisition"). While the Company was the legal acquirer of Senseonics in the transaction, since (i) former Senseonics stockholders owned 80% of the combined company on a fully diluted basis immediately following the transaction and (ii) all members of the combined company's executive management and Board of Directors were from Senseonics, Senseonics was deemed to be the acquiring company for accounting purposes. As such, the transaction was accounted for as a reverse recapitalization in accordance with U.S. GAAP and, in the accompanying consolidated financial statements, ASN's historical consolidated financial statements have been replaced with Senseonics' historical consolidated financial statements.

              Pursuant to the terms of the Acquisition (i) all outstanding shares of common stock of Senseonics, $0.01 par value per share, were exchanged for 1,955,929 shares of the Company's common stock, $0.001 par value per share (reflecting an exchange ratio of 2.0975), (ii) all outstanding shares of preferred stock were converted into shares of common stock of Senseonics, and exchanged into 55,301,674 shares of the Company's common stock, $0.001 par value per share, and (iii) all outstanding options and warrants to purchase shares of common stock of Senseonics were exchanged for or replaced with options and warrants to acquire shares of the Company's common stock using the same exchange ratio.

              In connection with the reverse recapitalization, the Company transferred its former operations to a former officer, director and stockholder in exchange for the (i) satisfaction of a promissory note issued to the Company's former officer, director and stockholder in the principal amount of $9,000 and (ii) assumption of liabilities related to the former operations. No gain or loss was recorded as a result of the transfer.

              Senseonics Holdings and its wholly-owned subsidiary Senseonics are hereinafter referred to as the "Company" unless stated otherwise.